Scope of consolidation - Narrative - Acquisitions and Disposals (Details) € in Millions	1 Months Ended				6 Months Ended	12 Months Ended
	Dec. 31, 2024 EUR (€) shop	Nov. 30, 2024	Mar. 31, 2024 EUR (€)	Apr. 30, 2023 EUR (€)	Jun. 30, 2024	Dec. 31, 2024 EUR (€) shop	Dec. 31, 2023 EUR (€)	Jul. 31, 2024 EUR (€)	Jan. 31, 2024 EUR (€)
Comau
Disclosure Of Detailed Information About The Scope Of Consolidation [Line Items]
Proportion of ownership interest in subsidiary	49.90%
Consideration paid (received)	€ 300
Proportion of interest in subsidiary disposed		100.00%
Consideration received net of liabilities transferred				€ 250
Losses on disposal of securities	€ 25
Comau Group S.p.A
Disclosure Of Detailed Information About The Scope Of Consolidation [Line Items]
Percent of Comau net proceeds, invested	49.90%
FCA Bank
Disclosure Of Detailed Information About The Scope Of Consolidation [Line Items]
Proportion of ownership interest in joint venture, disposal				50.00%
Consideration paid (received)				€ 1,581
Portion of consideration paid (received) consisting of cash and cash equivalents							€ 1,090
FCA Bank | At fair value
Disclosure Of Detailed Information About The Scope Of Consolidation [Line Items]
Assets other than cash or cash equivalents in subsidiary or businesses acquired or disposed				€ 906		€ 374	€ 559
Sopriam S.A.
Disclosure Of Detailed Information About The Scope Of Consolidation [Line Items]
Proportion of ownership interest in associate					9.00%
Punch Powertrain PSA e-transmissions Assembly SAS
Disclosure Of Detailed Information About The Scope Of Consolidation [Line Items]
Percentage of voting equity interests acquired (in percents)									85.00%
Goodwill									€ 49
Less: fair value of FCA’s Net assets acquired									59
Add: minority interests									9
Consideration transferred									€ 99
Stellantis E-Transmission N.V
Disclosure Of Detailed Information About The Scope Of Consolidation [Line Items]
Percentage of voting equity interests acquired (in percents)			40.00%
Cash transferred			€ 137
Goodwill			8
Less: fair value of FCA’s Net assets acquired			332
Consideration transferred			€ 340
Proportion of ownership interest in subsidiary			100.00%
Groupe 2L Logistics
Disclosure Of Detailed Information About The Scope Of Consolidation [Line Items]
Percentage of voting equity interests acquired (in percents)			60.00%
Percentage of voting interest, option to acquire	40.00%					40.00%
Goodwill			€ 50
Consideration transferred			€ 55
Sopriam S.A.
Disclosure Of Detailed Information About The Scope Of Consolidation [Line Items]
Percentage of voting equity interests acquired (in percents)								42.00%
Goodwill								€ 101
Less: fair value of FCA’s Net assets acquired								39
Consideration transferred								€ 137
Sopriam S.A. | Forecast
Disclosure Of Detailed Information About The Scope Of Consolidation [Line Items]
Percentage of voting equity interests acquired (in percents)								91.00%
Sopriam S.A. | First tranche
Disclosure Of Detailed Information About The Scope Of Consolidation [Line Items]
Consideration transferred								€ 63
Sopriam S.A. | Second tranche | Forecast
Disclosure Of Detailed Information About The Scope Of Consolidation [Line Items]
Consideration transferred								€ 74
Comercial Automotiva S.A.
Disclosure Of Detailed Information About The Scope Of Consolidation [Line Items]
Percentage of voting equity interests acquired (in percents)									70.00%
Percentage of voting interest, option to acquire	30.00%					30.00%
Number of shops | shop	122					122
Cash transferred									€ 133
Goodwill									33
Less: fair value of FCA’s Net assets acquired									143
Add: minority interests									€ 43